Global Beta ETF Trust
Global Beta Low Beta ETF
Schedule of Investments
August 31, 2020 (Unaudited)

COMMON STOCKS - 99.7%	Number of Shares	Value
Communication Services - 8.7%
Activision Blizzard, Inc.	97	$8,101
Charter Communications, Inc. - Class A *	96	59,099
Electronic Arts, Inc. *	49	6,834
Netflix, Inc. *	54	28,596
Take-Two Interactive Software, Inc. *	25	4,280
Verizon Communications, Inc.	2,085	123,578
		230,488
Consumer Discretionary - 13.8%
Amazon.com, Inc. *	45	155,293
Chipotle Mexican Grill, Inc. *	6	7,862
Dollar General Corp.	161	32,503
Dollar Tree, Inc. *	286	27,533
Domino's Pizza, Inc.	11	4,499
eBay, Inc.	240	13,147
Target Corp.	712	107,661
Tiffany & Co.	40	4,900
Tractor Supply Co.	75	11,162
		364,560
Consumer Staples - 34.2%
Altria Group, Inc.	550	24,057
Brown-Forman Corp. - Class B	55	4,024
Campbell Soup Co.	180	9,470
Church & Dwight Co, Inc.	65	6,229
Clorox Co.	34	7,599
Coca-Cola Co.	882	43,685
Colgate-Palmolive Co.	235	18,626
Conagra Brands, Inc.	330	12,659
Costco Wholesale Corp.	394	136,978
General Mills, Inc.	300	19,185
Hershey Co.	67	9,959
Hormel Foods Corp.	220	11,216
J. M. Smucker Co.	75	9,014
Kellogg Co.	220	15,600
Kimberly-Clark Corp.	148	23,348
Kroger Co.	3,657	130,482
McCormick & Co., Inc.	34	7,011
Mondelez International, Inc. - Class A	548	32,014
Procter & Gamble Co.	662	91,574
Tyson Foods, Inc. - Class A	745	46,786
Walgreens Boots Alliance, Inc.	2,795	106,266
Walmart, Inc.	992	137,739
		903,521
Energy - 0.1%
Cabot Oil & Gas Corp.	100	1,897
Financials - 2.5%
Aon PLC - Class A	65	12,999
Cboe Global Markets, Inc.	30	2,754
MarketAxess Holdings, Inc.	1	486
Progressive Corp.	540	51,322
		67,561
Health Care - 26.4%
AbbVie, Inc.	397	38,021
ABIOMED, Inc. *	4	1,231
Alexion Pharmaceuticals, Inc. *	50	5,711
Amgen, Inc.	119	30,145
Baxter International, Inc.	152	13,235
Becton Dickinson and Co.	82	19,907
Biogen, Inc. *	58	16,683
Bio-Rad Laboratories, Inc. - Class A *	6	3,052
Bristol-Myers Squibb Co.	617	38,377
Cerner Corp.	90	6,603
CVS Health Corp.	1,830	113,680
Danaher Corp.	118	24,363
DaVita, Inc. *	161	13,968
DexCom, Inc. *	5	2,127
Eli Lilly and Co.	159	23,594
Gilead Sciences, Inc.	340	22,695
Henry Schein, Inc. *	189	12,557
IDEXX Laboratories, Inc. *	9	3,520
Illumina, Inc. *	11	3,929
Incyte Corp. *	25	2,409
Johnson & Johnson	641	98,336
Merck & Co, Inc.	704	60,030
Mylan NV *	790	12,940
PerkinElmer, Inc.	33	3,885
Pfizer, Inc.	1,724	65,150
Quest Diagnostics, Inc.	76	8,454
Regeneron Pharmaceuticals, Inc. *	16	9,919
Thermo Fisher Scientific, Inc.	83	35,605
Vertex Pharmaceuticals, Inc. *	20	5,582
West Pharmaceutical Services, Inc.	10	2,840
		698,548
Industrials - 9.0%
A. O. Smith Corp.	65	3,183
CH Robinson Worldwide, Inc.	215	21,134
Expeditors International of Washington, Inc.	120	10,607
Northrop Grumman Corp.	117	40,085
Republic Services, Inc.	140	12,981
Rollins, Inc.	50	2,757
United Parcel Service, Inc. - Class B	785	128,442
Waste Management, Inc.	160	18,240
		237,429
Information Technology - 1.3%
Akamai Technologies, Inc. *	33	3,842
Broadridge Financial Solutions, Inc.	39	5,359
Citrix Systems, Inc.	24	3,485
F5 Networks, Inc. *	18	2,382
FLIR Systems, Inc.	45	1,660
Jack Henry & Associates, Inc.	10	1,654
Juniper Networks, Inc.	195	4,875
NortonLifeLock, Inc.	130	3,058
Tyler Technologies, Inc. *	4	1,381
Western Union Co.	250	5,898
		33,594
Materials - 1.1%
Ball Corp.	180	14,466
Newmont Corp.	206	13,860
		28,326
Real Estate - 0.3%
Digital Realty Trust, Inc.	25	3,892
Extra Space Storage, Inc.	15	1,598
Public Storage	15	3,186
		8,676
Utilities - 2.3%
Alliant Energy Corp.	81	4,386
American Electric Power Co., Inc.	207	16,318
CMS Energy Corp.	120	7,259
Consolidated Edison, Inc.	175	12,484
WEC Energy Group, Inc.	88	8,279
Xcel Energy, Inc.	195	13,548
		62,274
TOTAL COMMON STOCKS (Cost $2,498,673)		2,636,874
Money Market Fund - 0.1%
First American Government Obligations Fund - Class X, 0.07% (a)	2,644	2,644
TOTAL MONEY MARKET FUND (Cost $2,644)		2,644
TOTAL INVESTMENTS - 99.8% (Cost $2,501,317)		2,639,518
OTHER ASSETS LESS LIABILITIES - 0.2%		5,087
TOTAL NET ASSETS - 100.0%		$2,644,605

* Non-income producing security.
(a) 7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P. Global Beta Advsiors LLC is licensed to use GICS sector classification through its licensed agreement with S&P.